Schedule of Investments (unaudited)
January 31, 2026
iShares® iBonds® Dec 2034 Term Corporate ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.2%
Omnicom Group, Inc., 5.30%, 11/01/34(a)	$1,377	$1,404,019
Aerospace & Defense — 2.7%
Boeing Co.(The)
3.60%, 05/01/34(a)	1,771	1,611,880
6.53%, 05/01/34	5,346	5,914,205
L3Harris Technologies, Inc., 5.35%, 06/01/34	1,720	1,774,518
Lockheed Martin Corp.
4.75%, 02/15/34(a)	1,603	1,622,567
4.80%, 08/15/34	1,529	1,544,506
Northrop Grumman Corp., 4.90%, 06/01/34	1,993	2,018,232
RTX Corp., 6.10%, 03/15/34(a)	3,106	3,390,203
		17,876,111
Agriculture — 1.4%
BAT Capital Corp., 6.00%, 02/20/34	1,806	1,930,020
Bunge Ltd. Finance Corp., 4.65%, 09/17/34	1,748	1,713,853
Philip Morris International, Inc.
4.90%, 11/01/34	1,767	1,776,410
5.25%, 02/13/34	3,695	3,811,666
		9,231,949
Airlines — 0.1%
American Airlines Pass-Through Trust, Series A, Class A, 2.88%, 01/11/36(a)	1,040	944,144
Auto Manufacturers — 2.5%
American Honda Finance Corp., 4.90%, 01/10/34	1,620	1,623,016
Cummins, Inc., 5.15%, 02/20/34	1,661	1,710,387
Ford Motor Credit Co. LLC, 6.13%, 03/08/34	3,510	3,588,909
General Motors Financial Co., Inc.
5.45%, 09/06/34	1,518	1,539,684
5.95%, 04/04/34	2,572	2,697,857
6.10%, 01/07/34	2,993	3,171,078
PACCAR Financial Corp., 5.00%, 03/22/34	743	763,778
Toyota Motor Credit Corp., 4.80%, 01/05/34(a)	1,797	1,817,749
		16,912,458
Auto Parts & Equipment — 0.3%
Aptiv Swiss Holdings Ltd., 5.15%, 09/13/34(a)	1,190	1,200,939
BorgWarner, Inc., 5.40%, 08/15/34	1,072	1,100,032
		2,300,971
Banks — 3.0%
Banco Santander SA, 6.35%, 03/14/34(a)	2,625	2,817,034
Bank of Nova Scotia (The), 5.65%, 02/01/34	1,863	1,967,319
Blackstone Reg Finance Co. LLC, 5.00%, 12/06/34	1,620	1,617,513
Citibank N.A., 5.57%, 04/30/34(a)	4,310	4,535,709
Goldman Sachs Capital I, 6.35%, 02/15/34	2,022	2,152,275
HSBC Bank USA N.A, 5.88%, 11/01/34	795	840,781
Royal Bank of Canada, 5.15%, 02/01/34(a)	2,693	2,794,129
Sumitomo Mitsui Financial Group, Inc., 5.56%, 07/09/34	3,035	3,171,753
		19,896,513
Beverages — 1.7%
Anheuser-Busch InBev Worldwide, Inc., 5.00%, 06/15/34(a)	2,149	2,210,848
Coca-Cola Co.(The)
4.65%, 08/14/34(a)	1,590	1,616,669
5.00%, 05/13/34(a)	2,226	2,310,620
Coca-Cola Consolidated, Inc., 5.45%, 06/01/34	1,183	1,232,415
Keurig Dr Pepper, Inc., 5.30%, 03/15/34	1,449	1,473,101
Security	Par (000)	Value
Beverages (continued)
Pepsico Singapore Financing I Pte Ltd., 4.70%, 02/16/34	$917	$921,657
PepsiCo, Inc., 4.80%, 07/17/34	1,309	1,332,927
		11,098,237
Biotechnology — 0.2%
Royalty Pharma PLC, 5.40%, 09/02/34	1,135	1,161,394
Building Materials — 1.4%
Carrier Global Corp., 5.90%, 03/15/34	1,915	2,049,829
CRH America Finance, Inc., 5.40%, 05/21/34	1,600	1,654,261
Martin Marietta Materials, Inc., 5.15%, 12/01/34	1,480	1,508,220
Owens Corning, 5.70%, 06/15/34(a)	1,621	1,703,479
Trane Technologies Financing Ltd., 5.10%, 06/13/34	1,077	1,102,706
Vulcan Materials Co., 5.35%, 12/01/34	1,460	1,507,537
		9,526,032
Chemicals — 1.8%
Air Products and Chemicals, Inc., 4.85%, 02/08/34(a)	2,470	2,509,987
CF Industries, Inc., 5.15%, 03/15/34	1,583	1,591,528
Dow Chemical Co.(The)
4.25%, 10/01/34	932	852,509
5.15%, 02/15/34(a)	1,494	1,481,168
Eastman Chemical Co., 5.63%, 02/20/34	1,674	1,726,765
Lubrizol Corp. (The), 6.50%, 10/01/34(a)	674	759,653
LYB International Finance III LLC, 5.50%, 03/01/34(a)	1,658	1,637,198
Nutrien Ltd., 5.40%, 06/21/34	1,162	1,196,762
		11,755,570
Commercial Services — 1.4%
Automatic Data Processing, Inc., 4.45%, 09/09/34	2,275	2,256,247
Cornell University, 4.84%, 06/15/34(a)	921	933,440
Moody's Corp., 5.00%, 08/05/34	1,233	1,252,601
PayPal Holdings, Inc., 5.15%, 06/01/34	1,900	1,938,188
Quanta Services, Inc., 5.25%, 08/09/34(a)	1,444	1,477,297
Verisk Analytics, Inc., 5.25%, 06/05/34	1,371	1,398,647
		9,256,420
Computers — 1.9%
Accenture Capital, Inc., 4.50%, 10/04/34(a)	3,320	3,262,199
Dell International LLC/EMC Corp., 5.40%, 04/15/34(a)	2,013	2,056,505
Hewlett Packard Enterprise Co., 5.00%, 10/15/34	4,121	4,053,598
IBM International Capital Pte Ltd., 4.90%, 02/05/34	2,251	2,259,236
Kyndryl Holdings, Inc., 6.35%, 02/20/34(a)	1,103	1,157,472
		12,789,010
Cosmetics & Personal Care — 1.1%
Estee Lauder Companies, Inc. (The), 5.00%, 02/14/34(a)	1,432	1,452,907
Procter & Gamble Co.(The)
4.55%, 01/29/34	1,502	1,520,129
4.55%, 10/24/34(a)	968	976,087
5.80%, 08/15/34	962	1,047,133
Unilever Capital Corp., 4.63%, 08/12/34	2,145	2,153,583
		7,149,839
Distribution & Wholesale — 0.2%
WW Grainger, Inc., 4.45%, 09/15/34	1,099	1,085,787
Diversified Financial Services — 3.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.95%, 09/10/34	2,475	2,462,078
5.30%, 01/19/34	1,533	1,560,766
Affiliated Managers Group, Inc., 5.50%, 08/20/34	970	989,446
Blue Owl Finance LLC, 6.25%, 04/18/34	2,213	2,280,729

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® Dec 2034 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Brookfield Finance, Inc., 6.35%, 01/05/34	$1,545	$1,671,239
Janus Henderson U.S. Holdings, Inc., 5.45%, 09/10/34	891	895,345
Jefferies Financial Group, Inc., 6.20%, 04/14/34(a)	3,277	3,446,984
LPL Holdings, Inc., 6.00%, 05/20/34	1,136	1,191,489
Mastercard, Inc., 4.88%, 05/09/34	2,304	2,347,706
Nasdaq, Inc., 5.55%, 02/15/34	2,477	2,587,952
Nomura Holdings, Inc., 5.78%, 07/03/34	2,225	2,340,721
TPG Operating Group II LP, 5.88%, 03/05/34	1,340	1,391,766
Voya Financial, Inc., 5.00%, 09/20/34	939	936,161
		24,102,382
Electric — 11.5%
AEP Texas, Inc., 5.70%, 05/15/34	1,205	1,256,132
AEP Transmission Co. LLC, 5.15%, 04/01/34	832	847,334
Appalachian Power Co., 5.65%, 04/01/34	762	794,814
Arizona Public Service Co., 5.70%, 08/15/34	1,545	1,620,307
Baltimore Gas & Electric Co., 5.30%, 06/01/34	887	913,603
Black Hills Corp., 6.15%, 05/15/34	899	962,476
CenterPoint Energy Houston Electric LLC, 5.15%, 03/01/34	910	931,419
Commonwealth Edison Co., 5.30%, 06/01/34	861	892,983
Connecticut Light and Power Co. (The), 4.95%, 08/15/34	827	833,402
Consolidated Edison Co. of New York, Inc.
5.38%, 05/15/34	1,008	1,043,408
5.50%, 03/15/34	1,225	1,285,135
Constellation Energy Generation LLC, 6.13%, 01/15/34	1,146	1,237,296
DTE Electric Co., 5.20%, 03/01/34(a)	1,163	1,198,590
DTE Energy Co., 5.85%, 06/01/34(a)	1,886	2,006,186
Duke Energy Carolinas LLC, 4.85%, 01/15/34	1,336	1,346,835
Duke Energy Corp., 5.45%, 06/15/34(a)	1,577	1,637,281
Duke Energy Indiana LLC, 5.25%, 03/01/34	621	643,449
Duke Energy Progress LLC, 5.10%, 03/15/34	1,138	1,168,304
Entergy Arkansas LLC, 5.45%, 06/01/34	1,314	1,371,657
Entergy Louisiana LLC
5.15%, 09/15/34(a)	1,624	1,657,718
5.35%, 03/15/34	862	894,571
Evergy Metro, Inc., 5.40%, 04/01/34	600	624,424
Eversource Energy
5.50%, 01/01/34	1,371	1,410,177
5.95%, 07/15/34	1,189	1,258,666
Exelon Corp., 5.45%, 03/15/34	1,161	1,206,315
Florida Power & Light Co.
5.00%, 08/01/34	860	876,756
5.30%, 06/15/34	2,494	2,603,449
5.63%, 04/01/34	854	905,931
Georgia Power Co., 5.25%, 03/15/34	1,962	2,023,821
Idaho Power Co., 5.20%, 08/15/34	752	771,246
Interstate Power and Light Co., 4.95%, 09/30/34	864	861,807
IPALCO Enterprises, Inc., 5.75%, 04/01/34	669	682,194
MidAmerican Energy Co., 5.35%, 01/15/34(a)	652	678,388
National Grid PLC, 5.42%, 01/11/34	1,579	1,628,938
National Rural Utilities Cooperative Finance Corp., 5.00%, 08/15/34	801	815,401
NextEra Energy Capital Holdings, Inc., 5.25%, 03/15/34(a)	2,401	2,460,357
NSTAR Electric Co., 5.40%, 06/01/34	1,150	1,190,469
Ohio Power Co., 5.65%, 06/01/34	688	716,595
Pacific Gas and Electric Co.
5.80%, 05/15/34	2,415	2,505,755
Security	Par (000)	Value
Electric (continued)
6.95%, 03/15/34	$1,754	$1,945,052
PacifiCorp, 5.45%, 02/15/34	2,396	2,432,724
Potomac Electric Power Co., 5.20%, 03/15/34	765	784,790
PPL Capital Funding, Inc., 5.25%, 09/01/34	1,780	1,815,353
PPL Electric Utilities Corp., 4.85%, 02/15/34	1,315	1,326,090
Public Service Co. of Colorado, 5.35%, 05/15/34	1,941	1,993,389
Public Service Electric & Gas Co.
4.85%, 08/01/34	1,253	1,260,884
5.20%, 03/01/34	851	876,311
Public Service Enterprise Group, Inc., 5.45%, 04/01/34(a)	985	1,014,113
Puget Sound Energy, Inc., 5.33%, 06/15/34	964	991,733
Southern California Edison Co.
5.20%, 06/01/34(a)	2,014	2,015,629
6.00%, 01/15/34(a)	1,125	1,181,413
Southern Co. (The), 5.70%, 03/15/34	2,237	2,349,831
System Energy Resources, Inc., 5.30%, 12/15/34(a)	1,177	1,188,822
Tucson Electric Power Co., 5.20%, 09/15/34	853	868,899
Union Electric Co., 5.20%, 04/01/34(a)	909	933,527
Virginia Electric & Power Co.
5.00%, 01/15/34	1,105	1,118,443
5.05%, 08/15/34	1,388	1,405,017
Wisconsin Electric Power Co., 4.60%, 10/01/34	843	836,909
Wisconsin Power and Light Co., 5.38%, 03/30/34	692	714,222
Xcel Energy, Inc., 5.50%, 03/15/34	1,788	1,840,133
		76,656,873
Electronics — 1.3%
Allegion U.S. Holding Co., Inc., 5.60%, 05/29/34	950	992,788
Amphenol Corp., 5.25%, 04/05/34	1,399	1,448,084
Arrow Electronics, Inc., 5.88%, 04/10/34	1,124	1,168,787
Honeywell International, Inc., 4.50%, 01/15/34	2,079	2,060,641
Keysight Technologies, Inc., 4.95%, 10/15/34	1,344	1,352,022
TD SYNNEX Corp., 6.10%, 04/12/34	1,353	1,427,111
		8,449,433
Environmental Control — 1.1%
Republic Services, Inc.
5.00%, 04/01/34	1,786	1,824,964
5.20%, 11/15/34	1,144	1,179,454
Waste Connections, Inc., 5.00%, 03/01/34	1,709	1,738,602
Waste Management, Inc., 4.88%, 02/15/34(a)	2,449	2,503,773
		7,246,793
Food — 2.7%
Campbell's Co. (The), 5.40%, 03/21/34	2,110	2,139,654
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 6.75%, 03/15/34	3,245	3,575,089
Kroger Co. (The), 5.00%, 09/15/34	4,757	4,759,889
McCormick & Co., Inc./MD, 4.70%, 10/15/34	1,097	1,077,762
Mondelez International, Inc., 4.75%, 08/28/34(a)	1,138	1,131,429
Pilgrim's Pride Corp., 6.88%, 05/15/34	1,114	1,231,389
Sysco Corp., 6.00%, 01/17/34	1,057	1,139,076
Tyson Foods, Inc.
4.88%, 08/15/34(a)	1,211	1,204,735
5.70%, 03/15/34(a)	1,872	1,970,180
		18,229,203
Gas — 0.8%
CenterPoint Energy Resources Corp., 5.40%, 07/01/34	887	914,872
NiSource, Inc., 5.35%, 04/01/34(a)	1,283	1,321,394
Southern California Gas Co., 5.05%, 09/01/34	1,339	1,357,044

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® Dec 2034 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
Southern Co. Gas Capital Corp., 4.95%, 09/15/34	$996	$997,128
Spire Missouri, Inc., Series 2034, 5.15%, 08/15/34	716	730,030
		5,320,468
Health Care - Products — 1.7%
Agilent Technologies, Inc., 4.75%, 09/09/34	1,321	1,316,874
Smith & Nephew PLC, 5.40%, 03/20/34	1,469	1,510,687
Solventum Corp., 5.60%, 03/23/34	3,614	3,756,313
Stryker Corp., 4.63%, 09/11/34(a)	1,739	1,722,506
Thermo Fisher Scientific, Inc., 5.20%, 01/31/34	1,167	1,210,391
Zimmer Biomet Holdings, Inc., 5.20%, 09/15/34	1,514	1,537,619
		11,054,390
Health Care - Services — 4.2%
Adventist Health System/West, 5.76%, 12/01/34(a)	799	827,831
Cigna Group (The), 5.25%, 02/15/34	2,765	2,830,860
CommonSpirit Health, 5.32%, 12/01/34	1,065	1,081,674
Elevance Health, Inc.
5.38%, 06/15/34(a)	2,042	2,097,546
5.95%, 12/15/34	759	807,292
HCA, Inc.
5.45%, 09/15/34(a)	2,945	3,021,236
5.60%, 04/01/34	2,551	2,649,172
Humana, Inc., 5.95%, 03/15/34	1,899	1,962,346
ICON Investments Six DAC, 6.00%, 05/08/34	1,040	1,092,063
Laboratory Corp. of America Holdings, 4.80%, 10/01/34	1,905	1,879,349
Quest Diagnostics, Inc., 5.00%, 12/15/34	1,926	1,941,195
UnitedHealth Group, Inc.
5.00%, 04/15/34	2,719	2,744,019
5.15%, 07/15/34	3,960	4,037,784
Universal Health Services, Inc., 5.05%, 10/15/34	1,140	1,115,968
		28,088,335
Holding Companies - Diversified — 0.6%
Blackstone Private Credit Fund, 6.00%, 11/22/34(a)	1,655	1,643,309
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/34	2,098	2,141,898
		3,785,207
Home Builders — 0.2%
DR Horton, Inc., 5.00%, 10/15/34(a)	1,554	1,566,692
Insurance — 4.3%
Aon North America, Inc., 5.45%, 03/01/34	3,463	3,596,288
Arch Capital Group Ltd., 7.35%, 05/01/34	663	766,568
Arthur J Gallagher & Co.
5.45%, 07/15/34	889	917,325
6.50%, 02/15/34	950	1,044,897
Athene Holding Ltd., 5.88%, 01/15/34(a)	1,244	1,290,292
Brown & Brown, Inc., 5.65%, 06/11/34	1,390	1,430,983
Chubb INA Holdings LLC, 5.00%, 03/15/34	3,509	3,577,483
Cincinnati Financial Corp., 6.13%, 11/01/34(a)	874	935,601
CNA Financial Corp., 5.13%, 02/15/34	1,090	1,096,089
CNO Financial Group, Inc., 6.45%, 06/15/34	1,537	1,624,706
Corebridge Financial, Inc., 5.75%, 01/15/34	1,594	1,664,896
F&G Annuities & Life, Inc., 6.25%, 10/04/34(a)	1,126	1,135,464
First American Financial Corp., 5.45%, 09/30/34	1,030	1,035,142
Globe Life, Inc., 5.85%, 09/15/34	1,000	1,049,224
Lincoln National Corp., 5.85%, 03/15/34	707	737,690
Marsh & McLennan Companies, Inc., 5.15%, 03/15/34	1,129	1,161,353
MetLife, Inc.
5.30%, 12/15/34(a)	1,724	1,786,599
Security	Par (000)	Value
Insurance (continued)
6.38%, 06/15/34(a)	$1,608	$1,785,907
Old Republic International Corp., 5.75%, 03/28/34	777	805,969
Reinsurance Group of America, Inc., 5.75%, 09/15/34	1,438	1,495,576
		28,938,052
Internet — 2.5%
Alibaba Group Holding Ltd., 4.50%, 11/28/34	1,160	1,141,351
Amazon.com, Inc., 4.80%, 12/05/34	2,671	2,737,538
AppLovin Corp., 5.50%, 12/01/34	2,227	2,281,663
Meta Platforms, Inc., 4.75%, 08/15/34(a)	5,465	5,454,639
Netflix, Inc., 4.90%, 08/15/34(a)	2,004	2,034,752
Uber Technologies, Inc., 4.80%, 09/15/34(a)	3,310	3,290,123
		16,940,066
Iron & Steel — 0.5%
ArcelorMittal SA, 6.00%, 06/17/34(a)	1,192	1,275,977
Steel Dynamics, Inc., 5.38%, 08/15/34	1,346	1,382,287
Vale Overseas Ltd., 8.25%, 01/17/34(a)	535	643,745
		3,302,009
Lodging — 0.8%
Choice Hotels International, Inc., 5.85%, 08/01/34	1,358	1,389,852
Hyatt Hotels Corp., 5.50%, 06/30/34(a)	649	669,078
Las Vegas Sands Corp., 6.20%, 08/15/34	1,099	1,146,136
Marriott International, Inc./MD, 5.30%, 05/15/34	2,121	2,176,733
		5,381,799
Machinery — 1.3%
AGCO Corp., 5.80%, 03/21/34(a)	1,489	1,553,544
Ingersoll Rand, Inc., 5.45%, 06/15/34	1,681	1,741,870
John Deere Capital Corp.
5.10%, 04/11/34	2,282	2,350,379
Series 1, 5.05%, 06/12/34	1,535	1,577,854
Westinghouse Air Brake Technologies Corp., 5.61%, 03/11/34	1,079	1,128,882
		8,352,529
Manufacturing — 0.2%
Parker-Hannifin Corp., 4.20%, 11/21/34	1,104	1,069,693
Media — 1.9%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.55%, 06/01/34	3,065	3,214,902
6.65%, 02/01/34(a)	2,128	2,240,460
Comcast Corp.
4.20%, 08/15/34	2,179	2,075,534
5.30%, 06/01/34	2,875	2,952,263
Walt Disney Co. (The), 6.20%, 12/15/34(a)	2,195	2,450,417
		12,933,576
Mining — 0.6%
Freeport-McMoRan, Inc., 5.40%, 11/14/34	1,435	1,479,600
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 03/15/34(a)	2,194	2,284,422
		3,764,022
Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., 5.55%, 08/22/34	1,380	1,401,225
Oil & Gas — 4.8%
BP Capital Markets America, Inc.
4.99%, 04/10/34(a)	2,154	2,192,034
5.23%, 11/17/34(a)	4,296	4,426,613
Canadian Natural Resources Ltd., 5.40%, 12/15/34(a)	1,649	1,677,822
Coterra Energy, Inc., 5.60%, 03/15/34	1,030	1,065,131
Devon Energy Corp., 5.20%, 09/15/34(a)	2,754	2,777,608

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® Dec 2034 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Diamondback Energy, Inc., 5.40%, 04/18/34(a)	$2,533	$2,596,168
EQT Corp., 5.75%, 02/01/34	1,734	1,809,094
Helmerich & Payne, Inc., 5.50%, 12/01/34	1,165	1,153,537
Occidental Petroleum Corp., 5.55%, 10/01/34(a)	2,489	2,544,234
Ovintiv, Inc., 6.50%, 08/15/34	1,258	1,354,976
Phillips 66, 4.65%, 11/15/34	2,300	2,249,240
Suncor Energy, Inc., 5.95%, 12/01/34	1,147	1,211,034
TotalEnergies Capital SA
4.72%, 09/10/34	1,836	1,843,968
5.15%, 04/05/34	2,635	2,725,555
Woodside Finance Ltd., 5.10%, 09/12/34	2,730	2,699,696
		32,326,710
Packaging & Containers — 0.8%
Berry Global, Inc., 5.65%, 01/15/34(a)	1,782	1,858,783
Smurfit Kappa Treasury ULC, 5.44%, 04/03/34	2,110	2,177,668
Sonoco Products Co., 5.00%, 09/01/34(a)	1,577	1,565,602
		5,602,053
Pharmaceuticals — 5.7%
AbbVie, Inc., 5.05%, 03/15/34	6,364	6,521,185
Astrazeneca Finance LLC, 5.00%, 02/26/34	3,138	3,229,593
Becton Dickinson & Co., 5.11%, 02/08/34	1,246	1,268,477
Bristol-Myers Squibb Co., 5.20%, 02/22/34(a)	4,629	4,790,195
Cardinal Health, Inc.
5.35%, 11/15/34	2,188	2,247,674
5.45%, 02/15/34(a)	927	963,053
Cencora, Inc., 5.13%, 02/15/34	1,001	1,024,331
CVS Health Corp., 5.70%, 06/01/34	2,749	2,856,234
Eli Lilly & Co.
4.60%, 08/14/34	2,819	2,821,686
4.70%, 02/09/34	3,240	3,273,300
GlaxoSmithKline Capital, Inc., 5.38%, 04/15/34(a)	1,073	1,131,844
Johnson & Johnson, 4.95%, 06/01/34(a)	1,752	1,832,851
Novartis Capital Corp., 4.20%, 09/18/34(a)(b)	2,413	2,355,201
Takeda Pharmaceutical Co. Ltd., 5.30%, 07/05/34	2,128	2,186,274
Wyeth LLC, 6.50%, 02/01/34	1,567	1,753,764
		38,255,662
Pipelines — 6.7%
Boardwalk Pipelines LP, 5.63%, 08/01/34	1,073	1,120,082
Cheniere Energy Partners LP, 5.75%, 08/15/34	2,415	2,516,582
Cheniere Energy, Inc., 5.65%, 04/15/34	3,072	3,181,561
Enbridge, Inc., 5.63%, 04/05/34	2,644	2,754,443
Energy Transfer LP
5.55%, 05/15/34(a)	2,470	2,541,409
5.60%, 09/01/34	2,793	2,876,075
Enterprise Products Operating LLC
4.85%, 01/31/34	2,104	2,121,813
Series H, 6.65%, 10/15/34	841	945,689
Kinder Morgan, Inc.
5.30%, 12/01/34	1,832	1,871,841
5.40%, 02/01/34	2,065	2,136,324
MPLX LP, 5.50%, 06/01/34(a)	3,643	3,720,511
ONEOK, Inc.
5.05%, 11/01/34	3,408	3,371,593
5.65%, 09/01/34	1,181	1,216,837
Plains All American Pipeline LP/PAA Finance Corp., 5.70%, 09/15/34	1,446	1,491,762
South Bow USA Infrastructure Holdings LLC, 5.58%, 10/01/34	2,652	2,673,881
Targa Resources Corp., 6.50%, 03/30/34	2,144	2,344,163
Security	Par (000)	Value
Pipelines (continued)
TransCanada PipeLines Ltd.
4.63%, 03/01/34	$2,671	$2,607,948
5.60%, 03/31/34	743	769,661
Western Midstream Operating LP, 5.45%, 11/15/34	1,803	1,815,611
Williams Companies, Inc. (The), 5.15%, 03/15/34(a)	2,705	2,742,838
		44,820,624
Real Estate — 0.3%
CBRE Services, Inc., 5.95%, 08/15/34	2,196	2,337,073
Real Estate Investment Trusts — 7.0%
Agree LP, 5.63%, 06/15/34	959	1,002,219
Alexandria Real Estate Equities, Inc., 2.95%, 03/15/34	1,819	1,563,433
American Assets Trust LP, 6.15%, 10/01/34	1,167	1,181,127
American Homes 4 Rent LP
5.50%, 02/01/34	1,214	1,243,329
5.50%, 07/15/34	912	933,036
American Tower Corp., 5.45%, 02/15/34	1,369	1,417,165
Americold Realty Operating Partnership LP, 5.41%, 09/12/34	1,141	1,121,177
AvalonBay Communities, Inc., 5.35%, 06/01/34	937	969,396
Boston Properties LP, 6.50%, 01/15/34(a)	1,717	1,842,363
Brixmor Operating Partnership LP, 5.50%, 02/15/34	813	834,939
Camden Property Trust, 4.90%, 01/15/34	927	935,285
Cousins Properties LP, 5.88%, 10/01/34	1,190	1,241,301
Crown Castle, Inc.
5.20%, 09/01/34	1,355	1,365,919
5.80%, 03/01/34	1,714	1,793,192
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	1,554	1,604,598
ERP Operating LP, 4.65%, 09/15/34	1,462	1,443,388
Essex Portfolio LP, 5.50%, 04/01/34	1,246	1,284,039
Extra Space Storage LP, 5.40%, 02/01/34	1,160	1,187,114
GLP Capital LP/GLP Financing II, Inc., 5.63%, 09/15/34	1,725	1,745,541
Highwoods Realty LP, 7.65%, 02/01/34	407	462,480
Host Hotels & Resorts LP, 5.70%, 07/01/34	1,154	1,190,571
Invitation Homes Operating Partnership LP, 2.70%, 01/15/34	1,002	847,580
Kimco Realty OP LLC, 6.40%, 03/01/34	1,115	1,226,204
Kite Realty Group LP, 5.50%, 03/01/34	718	737,980
Mid-America Apartments LP, 5.00%, 03/15/34	805	810,623
NNN REIT, Inc., 5.50%, 06/15/34	1,094	1,129,400
Phillips Edison Grocery Center Operating Partnership I LP, 5.75%, 07/15/34	646	674,606
Prologis LP
5.00%, 03/15/34	1,608	1,633,176
5.13%, 01/15/34	1,355	1,385,502
Realty Income Corp., 5.13%, 02/15/34	1,816	1,855,065
Regency Centers LP, 5.25%, 01/15/34	950	974,743
Safehold GL Holdings LLC, 6.10%, 04/01/34(a)	716	761,501
Simon Property Group LP
4.75%, 09/26/34	2,297	2,277,902
6.25%, 01/15/34	967	1,056,333
UDR, Inc.
3.10%, 11/01/34	607	524,440
5.13%, 09/01/34	790	795,559
Ventas Realty LP, 5.63%, 07/01/34	1,116	1,163,623
VICI Properties LP, 5.75%, 04/01/34	1,243	1,282,143
WP Carey, Inc., 5.38%, 06/30/34(a)	918	943,824
		46,441,816

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® Dec 2034 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail — 1.8%
AutoZone, Inc., 5.40%, 07/15/34(a)	$1,611	$1,660,354
Ferguson Enterprises, Inc., 5.00%, 10/03/34	1,460	1,465,265
Home Depot, Inc. (The), 4.95%, 06/25/34	3,673	3,745,022
McDonald's Corp., 5.20%, 05/17/34	1,026	1,062,313
O'Reilly Automotive, Inc., 5.00%, 08/19/34	1,155	1,161,335
Starbucks Corp., 5.00%, 02/15/34	1,243	1,265,601
Target Corp., 4.50%, 09/15/34(a)	1,729	1,707,649
		12,067,539
Semiconductors — 2.3%
Analog Devices, Inc., 5.05%, 04/01/34	1,236	1,274,144
Broadcom, Inc.
3.47%, 04/15/34	6,744	6,132,874
4.80%, 10/15/34	3,794	3,785,075
Intel Corp., 5.15%, 02/21/34(a)	1,738	1,759,819
KLA Corp., 4.70%, 02/01/34	977	979,653
Texas Instruments, Inc., 4.85%, 02/08/34	1,309	1,339,870
		15,271,435
Software — 2.7%
Adobe, Inc., 4.95%, 04/04/34(a)	1,502	1,540,938
Atlassian Corp., 5.50%, 05/15/34	1,115	1,138,015
Cadence Design Systems, Inc., 4.70%, 09/10/34	2,201	2,187,966
Fiserv, Inc.
5.15%, 08/12/34	2,003	1,980,510
5.45%, 03/15/34	1,622	1,638,943
Oracle Corp.
4.30%, 07/08/34	3,619	3,264,777
4.70%, 09/27/34(a)	3,710	3,440,187
Roper Technologies, Inc., 4.90%, 10/15/34(a)	2,233	2,215,726
Take-Two Interactive Software, Inc., 5.60%, 06/12/34	757	786,323
		18,193,385
Telecommunications — 3.9%
AT&T, Inc., 5.40%, 02/15/34	5,895	6,078,036
Bell Telephone Co. of Canada or Bell Canada, 5.20%, 02/15/34(a)	1,454	1,479,895
Cisco Systems, Inc., 5.05%, 02/26/34(a)	5,088	5,217,321
Motorola Solutions, Inc., 5.40%, 04/15/34	1,951	2,008,655
Rogers Communications, Inc., 5.30%, 02/15/34	2,676	2,706,681
T-Mobile USA, Inc.
5.15%, 04/15/34	2,779	2,825,912
5.75%, 01/15/34(a)	2,085	2,198,903
Verizon Communications, Inc., 4.40%, 11/01/34	3,801	3,659,185
		26,174,588
Toys, Games & Hobbies — 0.2%
Hasbro, Inc., 6.05%, 05/14/34	1,035	1,098,779
Transportation — 1.3%
Canadian National Railway Co.
4.38%, 09/18/34	1,539	1,511,535
Security	Par (000)	Value
Transportation (continued)
6.25%, 08/01/34	$1,130	$1,244,806
Federal Express Corp. Pass-Through Trusts, Series 2020-1, Class AA, 1.88%, 08/20/35(a)	1,352	1,178,766
FedEx Corp., 4.90%, 01/15/34(a)	790	794,503
GXO Logistics, Inc., 6.50%, 05/06/34	1,107	1,192,094
Norfolk Southern Corp., 5.55%, 03/15/34	867	912,021
United Parcel Service, Inc., 5.15%, 05/22/34(a)	1,860	1,929,198
		8,762,923
Trucking & Leasing — 0.3%
GATX Corp.
6.05%, 03/15/34	1,066	1,138,271
6.90%, 05/01/34	816	912,777
		2,051,048
Water — 0.4%
American Water Capital Corp., 5.15%, 03/01/34	1,492	1,530,587
Essential Utilities, Inc., 5.38%, 01/15/34	1,027	1,057,282
		2,587,869
Total Long-Term Investments — 98.1% (Cost: $647,008,653)		654,962,705
	Shares
Short-Term Securities
Money Market Funds — 10.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(c)(d)(e)	63,968,343	64,000,327
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(c)(d)	2,620,000	2,620,000
Total Short-Term Securities — 10.0% (Cost: $66,615,629)		66,620,327
Total Investments — 108.1% (Cost: $713,624,282)		721,583,032
Liabilities in Excess of Other Assets — (8.1)%		(53,894,494)
Net Assets — 100.0%		$667,688,538

(a)	All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® Dec 2034 Term Corporate ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$52,617,106	$11,382,788 (a)	$—	$267	$166	$64,000,327	63,968,343	$45,813 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,030,000	—	(410,000)(a)	—	—	2,620,000	2,620,000	19,701	—
				$267	$166	$66,620,327		$65,514	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$654,962,705	$—	$654,962,705
Short-Term Securities
Money Market Funds	66,620,327	—	—	66,620,327
	$66,620,327	$654,962,705	$—	$721,583,032

Portfolio Abbreviation
REIT	Real Estate Investment Trust